CAPITAL STOCK - PSUs Outstanding (Details) - PSUs	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	1,223,053	901,086
Weighted average fair value per award outstanding (in dollars per share) | $ / shares	$ 28.53	$ 8.09
March 21, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vesting percentage	155.70%
March 21, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vesting percentage	138.20%
March 21, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vesting percentage	168.70%